Note 10 - Share-based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 10. Share-based Compensation

The Plan provides for the issuance of up to 1,825,000 shares of our common stock. Incentive stock options, under Section 422A of the Internal Revenue Code, non-qualified options, stock appreciation rights, limited stock appreciation rights and restricted stock grants are authorized under the Plan. We grant all such share-based compensation awards at no less than the fair market value of our stock on the date of grant, and have granted stock and stock options to executive officers, employees, members of our Board of Directors and certain outside consultants. The terms and conditions upon which options become exercisable vary among grants; however, option rights expire no later than ten years from the date of grant and employee and Board of Director awards generally vest over three to five years on a straight-line basis. At December 31, 2014, we had 398,621 vested and unvested stock options outstanding and 1,369,142 shares reserved for future awards. Total share-based compensation expense amounted to $51,000 and $214,000 for the years ended December 31, 2014 and 2013, respectively.

Stock Options – Employees and Directors

There were no stock options granted to employees and directors during 2014 or 2013.

Stock option activity for employee and director grants is summarized as follows:

		Weighted Avg.
	Shares	Exercise Price
Balance, December 31, 2012	486,000	$47.20

2013
Granted	-	-
Cancelled/Expired	(25,000)	151.70
Balance, December 31, 2013	461,000	$19.69

2014
Granted	-	-
Cancelled/Expired	(83,000)	20.21
Balance, December 31, 2014	378,000	$19.59

The weighted average remaining contractual life and weighted average exercise price of options outstanding as of December 31, 2014 were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Life (yrs)	Weighted Average Price	Shares	Weighted Average Price
$0.00 to $20.00	367,000	6.04	$15.60	366,000	$15.63
$20.01 to $1,000.00	11,000	3.78	154.12	11,000	154.12

	378,000	5.97	$19.59	377,000	$19.67

At December 31, 2014 and 2013, the number of options exercisable was 376,825 and 451,639, respectively, at weighted-average exercise prices of $19.67 and $20.00, respectively.

Share-based compensation expense relating to stock options granted to employees and directors was $43,000 and $189,000 for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014, there was $1,000 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted to employees and directors under the Plans. These costs are expected to be recognized over a weighted-average period of 0.87 years.

Stock Options and Warrants – Non-employees

In addition to stock options granted under the Plan, we have also granted options and warrants to purchase our common stock to certain non-employees that have been approved by our Board of Directors. There were no options and warrants granted during 2014 and 2013, respectively.

Stock option and warrant activity for non-employee grants for services is summarized as follows:

		Weighted avg.
	Shares	exercise price
Balance, December 31, 2012	22,000	$99.80

2013
Granted	-	-
Cancelled	(1,000)	893.69
Balance, December 31, 2013	21,000	$28.40

2014
Granted	-	-
Cancelled	-	-
Balance, December 31, 2014	21,000	$28.40

Warrants granted to non-employees outstanding at December 31, 2014 are summarized as follows:

Description	Shares	Weighted Average Exercise Price
Warrants issued in connection with equity offering	20,908,726	$0.62
Warrants issued in connection with debt agreement	450,000	0.58
Warrants issued for services	102,844	3.18
	21,461,570	$0.63

No warrants were granted to non-employees for services in 2014 or 2013.

Share-based compensation expense relating to stock options and warrants granted to non-employees amounted to $8,000 and $24,000 for the years ended December 31, 2014 and 2013, respectively.

Common Stock

During 2014 and 2013, we issued 355,000 and 0 shares of common stock, respectively, for consulting services valued at $550,000 and $0, respectively. Generally, The costs associated with shares issued for services are being amortized to the related expense on a straight-line basis over the related service periods.

Employee Stock Purchase Plan

Our qualified employee stock purchase plan (ESPP), approved by our Board of Directors and shareholders and adopted in June 2006, provides that eligible employees (employed at least 90 days) have the option to purchase shares of our common stock at a price equal to 85% of the lesser of the fair market value as of the first day or the last day of each offering period. Purchase options are granted semi-annually and are limited to the number of whole shares that can be purchased by an amount equal to up to 10% of a participant’s annual base salary. As of December 31, 2014, there were no shares of our common stock issued pursuant to the ESPP. There was no share-based compensation expense relating to the ESPP for the years ended December 31, 2014 and 2013, respectively.